Tax Matters (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Tax Expense/(Benefit) on Other Comprehensive Income/(Loss)
Foreign currency translation adjustments	$ 110	[1]	$ (61)	[1]	$ (165)	[1]
Unrealized holding gains/(losses) on derivative financial instruments	246		(207)		(342)
Reclassification adjustments for realized (gains)/losses	(98)		97		215
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax, Total	148		(110)		(127)
Unrealized gains/(losses) on available-for-sale securities	20		(17)		(4)
Reclassification adjustments for realized (gains)/losses	1		0		(18)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax, Total	21		(17)		(22)
Benefit plans: Actuarial losses, net	(721)		(993)		(504)
Reclassification adjustments related to amortization	171		99		94
Reclassification adjustments related to curtailments and settlements, net	105		118		98
Other	15		29		82
Other Comprehensive Income Defined Benefit Plans Actuarial Gain Loss Tax Effect Period Decrease Increase	(430)		(747)		(230)
Benefit plan: Prior service credits and other	7		41		210
Reclassification adjustments related to amortization	(27)		(27)		(18)
Reclassification adjustments related to curtailments and settlements, net	(51)		(35)		(19)
Other	(3)		(3)		(4)
Other Comprehensive Income Defined Benefit Plan Net Prior Service Cost Credit Tax Effect Period Decrease Increase	(74)		(24)		169
Tax benefit on other comprehensive loss	$ (225)	[2]	$ (959)	[2]	$ (375)	[2]

[1]	Taxes are not provided for foreign currency translation adjustments relating to investments in international subsidiaries that will be held indefinitely.
[2]	See Note 5E. Tax Matters: Taxes on Items of Other Comprehensive Income/(Loss).